Nature of Expenses - Schedule of Research and Development Expenses (Details) - Research and Development Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Personnel costs	$ 5,264	$ 3,693	$ 2,453
Clinical validation	2,506	765	584
Lab consumables	1,378	639	713
Depreciation	563	428	212
Patent expenses	148	83	430
External collaborator fees	83	199	783
Impairment			44
Other expenses	610	569	278
Total research and development expenses	$ 10,552	$ 6,376	$ 5,497